S000019845 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	188 Months Ended	263 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Columbia Variable Portfolio - Select Large Cap Value Fund Class 3
Prospectus [Line Items]
Average Annual Return, Percent	28.10%	13.46%	12.44%
Performance Inception Date					Feb. 04, 2004
Columbia Variable Portfolio - Select Large Cap Value Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	28.27%	13.59%	12.58%
Performance Inception Date				May 03, 2010
Columbia Variable Portfolio - Select Large Cap Value Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	27.97%	13.32%	12.30%
Performance Inception Date				May 03, 2010